Comparison of the Fair Values and Carrying Values of Financial Instruments Other Than Derivatives (Detail) In Millions	Mar. 31, 2011 USD ($)	Mar. 31, 2011 INR	Mar. 31, 2010 USD ($)	Mar. 31, 2010 INR	Mar. 31, 2009 INR	Mar. 31, 2008 INR	Mar. 31, 2011 Interest-bearing deposits USD ($)	Mar. 31, 2011 Interest-bearing deposits INR	Mar. 31, 2010 Interest-bearing deposits INR	Mar. 31, 2011 Non Interest Bearing Deposits USD ($)	Mar. 31, 2011 Non Interest Bearing Deposits INR	Mar. 31, 2010 Non Interest Bearing Deposits INR
Financial Assets:
Cash and cash equivalents	$ 6,486.4	288,902.1	$ 6,680.7	297,558.5	171,224.4	147,208.0
Term placements	2,291.2	102,049.4		58,166.3
Investments held for trading	858.0	38,216.9		28,158.8
Investments available for sale	14,115.5	628,704.9		481,398.8
Securities purchased under agreements to resell		0		20,000.0
Loans	36,435.9	1,622,856.0		1,297,180.4
Accrued interest receivable	443.5	19,752.6		13,767.3
Financial Liabilities:
Interest-bearing deposits	36,355.7	1,619,283.6		1,301,046.0
Non-interest-bearing deposits	10,391.7	462,845.4		371,354.3
Securities sold under repurchase agreements	1,347.1	60,000.0		0
Short-term borrowings	1,721.7	76,686.7		98,165.0
Accrued interest payable	622.9	27,746.0		19,964.2
Long-term debt	2,094.5	93,287.2		75,854.4
Financial Assets:
Cash and cash equivalents	6,486.4	288,902.1		297,558.5
Term placements	2,289.7	101,982.3		58,126.8
Investments held for trading	858.0	38,216.9		28,158.8
Investments available for sale	14,115.5	628,704.9		481,398.8
Securities purchased under agreements to resell				20,000.0
Loans	36,525.7	1,626,854.0		1,310,088.0
Accrued interest receivable	443.5	19,752.6		13,767.3
Financial Liabilities:
Securities sold under repurchase agreements	1,347.1	60,000.0
Short-term borrowings	1,721.7	76,686.7		98,165.0
Accrued interest payable	622.9	27,746.0		19,964.2
Long-term debt	2,118.8	94,373.6		78,134.1
Deposits							$ 36,475.3	1,624,611.7	1,305,346.0	$ 10,391.7	462,845.4	371,354.3